Long-Term Debt (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended
	Jan. 22, 2021	May 19, 2021	Jul. 13, 2021	Jun. 30, 2021	Sep. 28, 2021	Sep. 27, 2021	Jul. 08, 2021	May 13, 2021	Jan. 15, 2021	Dec. 31, 2020	Jun. 30, 2020
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 128,851,000						$ 160,475,000	$ 244,497,000
Debt instrument outstanding balances				1,423,296,000						1,509,794,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value				110,909,000						$ 111,969,000
Three Loan Agreements [Member]
Debt Instrument [Line Items]
Held in retention account				3,100,000
One Loan Agreement [Member]
Debt Instrument [Line Items]
Held in retention account				6,887,000
Thirty-One Loan Agreements [Member]
Debt Instrument [Line Items]
Debt instrument outstanding balances				$ 1,423,296,000
Maria Princess, Nippon Princess and Ise Princess [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Term				5 years
Debt instrument face amount									$ 44,500,000
Amount drew down	$ 44,500,000
Prepaid amount	$ 36,488,000
Number of repayment installments				ten
Debt instrument periodic payment amount				$ 4,045,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 4,045,000
Shuttle Tanker Under Construction [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Term				7 years
Debt instrument face amount								$ 74,500,000
Number of repayment installments				fourteen
Debt instrument periodic payment amount				$ 2,069,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 45,528,000
Maya [Member]
Debt Instrument [Line Items]
Prepaid amount		$ 4,951,000
Sunray [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Term				5 years
Debt instrument face amount							$ 26,000,000
Amount drew down			$ 26,000,000
Prepaid amount			$ 26,392,000
Number of repayment installments				ten
Debt instrument periodic payment amount				$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 16,000,000
Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Term				4 years
Debt instrument face amount						$ 48,750,000
Amount drew down					$ 48,750,000
Prepaid amount					$ 30,370,000
Number of repayment installments				eight
Debt instrument periodic payment amount				$ 3,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 20,750,000
All term loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				semi-annual
Debt Instrument, Description of Variable Rate Basis				LIBOR
All term loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.62%
All term loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.69%